CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 20,257	$ 6,038	$ (21,590)
Unrealized gains (losses) on marketable securities:
Changes in unrealized gains	231	1,389	4,526
Less: reclassification adjustments for losses included in net income (loss)	0	0	(243)
Cash flow hedging activities adjustments:
Changes in unrealized gains (losses)	4,757	485	(2,955)
Less: reclassification adjustments for gains (losses) included in net income (loss)	(4,630)	(534)	4,799
Other comprehensive income before tax	358	1,340	6,127
Unrealized gains (losses) on marketable securities:
Income tax expenses related to components of other comprehensive income	(53)	(320)	(985)
Cash flow hedging activities adjustments:
Income tax benefits (income tax expenses) related to components of other comprehensive income	(15)	6	(221)
Income tax expenses related to components of other comprehensive income	(68)	(314)	(1,206)
Other comprehensive income, net of tax	290	1,026	4,921
Comprehensive income (loss) attributable to Radware Ltd.’s shareholders	$ 20,547	$ 7,064	$ (16,669)